Shareholders' Equity - Fair value of options (Details) - Stock options	12 Months Ended
	Sep. 30, 2023 CAD ($) item $ / shares	Sep. 30, 2022 CAD ($) item $ / shares
Stockholder's Equity
Share price at grant date	$ 8.30
Risk-free interest rate	3.29%
Expected volatility	51.95%
Expected life of option | item	10	10
Expected dividend yield | $
Minimum
Stockholder's Equity
Share price at grant date		$ 6.20
Risk-free interest rate		1.78%
Expected volatility		54.54%
Maximum
Stockholder's Equity
Share price at grant date		$ 6.75
Risk-free interest rate		3.33%
Expected volatility		55.67%